CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenues	$ 296,564	$ 259,671	$ 198,791
Cost of revenues	169,169	155,377	120,503
Gross profit	127,395	104,294	78,288
Operating expenses:
Research and development (net of grants and participations for the amount of $167, $211 and $310 for the years ended December 31, 2010, 2011 and 2012, respectively)	2,100	2,487	2,273
Marketing and selling	46,911	34,043	16,048
General and administrative	28,423	30,018	20,896
Total operating expenses	77,434	66,548	39,217
Operating income	49,961	37,746	39,071
Finance expenses, net	2,773	4,775	2,370
Income before taxes on income	47,188	32,971	36,701
Taxes on income	6,821	3,600	7,399
Income after taxes on income	40,367	29,371	29,302
Equity in loss of affiliate, net		67	296
Net income	40,367	29,304	29,006
Net income attributable to non-controlling interest	735	252	348
Net income attributable to controlling interest	39,632	29,052	28,658
Dividends attributable to preferred shareholders		8,376	8,312
Net income attributable to the Company's ordinary shareholders	$ 39,632	$ 20,676	$ 20,346
Basic net income per share of ordinary shares	$ 1.21	$ 1.06	$ 1.04
Diluted net income per share of ordinary shares	$ 1.21	$ 1.06	$ 1.04
Weighted average number of ordinary shares used in computing basic income per share	32,641,701	19,565,000	19,565,000
Weighted average number of ordinary shares used in computing diluted income per share	32,699,748	19,565,000	19,565,000